EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES - VARIABLE INTEREST ENTITIES (Details) - Rowan Companies plc (Parent) [Member] - Saudi Arabia Joint Venture [Member] $ in Millions	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Total assets	$ 319.5
Total liabilities	10.8
Maximum exposure to loss	$ 308.7